Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Details)	Dec. 31, 2022 USD ($) $ / shares shares
Temporary Equity [Line Items]
Par Value | $ / shares	$ 0.0001
Shares Authorized	1,000,000
Common Stock Issuable Upon Conversion	1,028,262
Series A Preferred Stock
Temporary Equity [Line Items]
Par Value | $ / shares	$ 0.0001
Shares Authorized	4,305
Shares Issued	4,305
Shares Outstanding	4,305
Carrying Value | $	$ 4,517,710
Liquidation Preference | $	$ 4,517,710
Common Stock Issuable Upon Conversion	342,754